S000071703 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BATS: Series V Portfolio | Series V Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.37%	3.35%	1.05%